PGIM QMA Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) as of October 31, 2021
Description	Shares	Value
Short-Term Investments 100.6%
Affiliated Mutual Fund 19.9%
PGIM Core Ultra Short Bond Fund (cost $12,597,111)(bb)(wb)	12,597,111	$12,597,111

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 80.7%
U.S. Treasury Bills	0.055%	02/24/22(bb)(k)	5,500	5,499,039

U.S. Treasury Bills	0.060	02/24/22	18,500	18,496,766

U.S. Treasury Bills	0.068	09/08/22	27,000	26,972,778

Total U.S. Treasury Obligations (cost $50,979,755)				50,968,583

TOTAL INVESTMENTS 100.6% (cost $63,576,866)				63,565,694
Liabilities in excess of other assets(z) (0.6)%				(376,482)

Net Assets 100.0%				$63,189,212

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LME—London Metal Exchange
PRI—Primary Rate Interface
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
ULSD—Ultra-Low Sulfur Diesel
WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Commodity Futures contracts outstanding at October 31, 2021(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
63	Brent Crude	Jan. 2022	$5,274,360	$853,533
18	Coffee ’C’	Dec. 2021	1,376,663	89,435

PGIM QMA Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Commodity Futures contracts outstanding at October 31, 2021(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
32	Copper	Dec. 2021	$3,494,400	$59,453
81	Corn	Dec. 2021	2,301,413	43,890
22	Cotton No. 2	Dec. 2021	1,263,350	285,115
14	Gasoline RBOB	Jan. 2022	1,363,102	41,590
38	Gold 100 OZ	Dec. 2021	6,778,820	(116,066)
26	Hard Red Winter Wheat	Dec. 2021	1,021,475	88,312
8	Lean Hogs	Dec. 2021	243,440	(7,176)
41	Live Cattle	Dec. 2021	2,120,110	(57,296)
21	LME Nickel	Nov. 2021	2,460,276	68,618
20	LME Nickel	Jan. 2022	2,335,320	169,754
37	LME PRI Aluminum	Nov. 2021	2,508,831	139,152
35	LME PRI Aluminum	Jan. 2022	2,378,250	(140,737)
32	LME Zinc	Nov. 2021	2,753,800	331,307
42	LME Zinc	Jan. 2022	3,554,513	288,350
30	Low Sulphur Gas Oil	Jan. 2022	2,114,250	31,493
142	Natural Gas	Jan. 2022	7,851,180	(620,779)
24	NY Harbor ULSD	Jan. 2022	2,481,797	31,389
19	Silver	Dec. 2021	2,275,155	23,013
9	Soft Red Winter Wheat	Dec. 2021	347,738	17,756
39	Soybean	Jan. 2022	2,436,525	(20,360)
41	Soybean Meal	Jan. 2022	1,354,640	29,394
92	Soybean Oil	Jan. 2022	3,369,960	5,038
43	Sugar No. 11	Mar. 2022	928,043	(49,553)
95	WTI Crude	Jan. 2022	7,769,100	479,778
				2,064,403
Short Positions:
21	LME Nickel	Nov. 2021	2,460,276	(178,225)
4	LME Nickel	Jan. 2022	467,064	17,183
37	LME PRI Aluminum	Nov. 2021	2,508,831	155,779
2	LME PRI Aluminum	Jan. 2022	135,900	21,294
32	LME Zinc	Nov. 2021	2,753,800	(344,867)
8	LME Zinc	Jan. 2022	677,050	37,425
				(291,411)
				$1,772,992

(1)    Represents positions held in the Cayman Subsidiary.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2